Other Gains And Charges (Narrative) (Detail) (USD $)	3 Months Ended							12 Months Ended				1 Months Ended
	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012	Jun. 26, 2013 5.75% Notes [Member]	Apr. 30, 2013 Sale Of Macaroni Grill [Member]
Property, Plant and Equipment [Line Items]
Litigation reserves	$ 39,500,000							$ 39,500,000	$ 0	$ 0
Stated interest rate											5.75%
Loss on extinguishment of debt								0	(15,768,000)	0	15,800,000
Gain on sale of assets, net								(608,000)	(11,228,000)	(3,306,000)
Proceeds from Sale												8,300,000
Gain on sale of land					400,000		2,300,000		2,900,000
Restaurant impairment charges	3,200,000		1,300,000		4,600,000		700,000	4,502,000	5,276,000	3,139,000
Restaurant closure charges								3,413,000	3,637,000	4,655,000
Lease termination charges									2,300,000
Impairment of real estate									900,000
Impairment of liquor licenses								0	170,000	2,641,000
Long-lived asset impairments								400,000
Severance and other benefits	$ 1,000,000	$ 700,000	$ 200,000	$ 200,000	$ 1,000,000	$ 1,300,000		$ 2,140,000	$ 2,235,000	$ 0